Income Taxes - Combined effects of income tax expense exemption and other preferential tax treatment (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Effect of preferential tax treatment	¥ (40,054)	$ (5,753)	¥ (16,128)	¥ 6,836
Basic net income/(loss) per share effect | (per share)	¥ (0.07)	$ (0.01)	¥ (0.03)	¥ 0.01